Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Other current liabilities

Note 9. Other current liabilities

At December 31, 2023 and 2022, other current liabilities consisted of the following:

	As of December 31,
	2023	2022
Accrued expenses	$674,949	$474,033
Advance from customers	3,434,075	188,069
Other payables	2,001,714	1,066,690
	$6,110,738	$1,728,792

Accrued expenses mainly relate to staff-related expenses as of December 31, 2023 and 2022, respectively.

Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.

Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables as of December 31, 2023 and 2022, respectively.